Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended			37 Months Ended	61 Months Ended	70 Months Ended	1 Months Ended	7 Months Ended	1 Months Ended	5 Months Ended	1 Months Ended
	Mar. 31, 2014	Feb. 28, 2011	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2014	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	May 31, 2012	Dec. 31, 2011	Jul. 31, 2013	Jan. 31, 2013	Oct. 31, 2013	Feb. 28, 2014	Jan. 31, 2011
Temporary Equity [Line Items]
Carrying value				$ 57,497,000	$ 29,647,000			$ 57,497,000
Gross proceeds from issuance of stock								1,000,000	1,000,000
Convertible notes converted in to shares	15,876,104
Amount of notes converted		4,600,000
Shares authorized for issuance	5,000,000		5,000,000	135,816,462	68,905,248			135,816,462	5,000,000
Expected volatility				75.00%	90.00%
Expected term (in years)				1 year 1 month 6 days	1 year 6 months
Risk-free interest rate				13.00%	0.21%
Notes receivable exchanged		1,000,000
Accretion term of temporary equity after the issuance date						Five years
Accreted during the period						11,000,000	(10,999,000)
Preferred stock, conversion ratio				11.5-to-one
Issuance of stock related to IPO	132,100,000		132,138,000						132,138,000
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Carrying value				9,900,000	9,900,000			9,900,000
Shares authorized for issuance				22,000,000	22,000,000			22,000,000
Derivative liability reclassified into preferred stock							12,100,000
Liquidation preference per share				$ 0.45	$ 0.45			$ 0.45
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Carrying value				18,631,000	19,747,000			18,631,000
Shares authorized for issuance				46,425,950	46,905,248			46,425,950
Liquidation preference per share				$ 0.45	$ 0.45			$ 0.45
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Carrying value				19,301,000				19,301,000
Stock issuance , price per share				$ 0.56
Shares authorized for issuance				36,444,444				36,444,444
Liquidation preference per share				$ 0.56				$ 0.56
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issuance , price per share				$ 0.56
Series D-1 Preferred [Member]
Temporary Equity [Line Items]
Carrying value				9,665,000				9,665,000
Shares authorized for issuance				17,777,777				17,777,777
Liquidation preference per share				$ 0.56				$ 0.56
Series D-2 Preferred [Member]
Temporary Equity [Line Items]
Shares authorized for issuance				13,168,291				13,168,291
Liquidation preference per share				$ 0.76				$ 0.76
Convertible preferred stock, automatic conversion, Scenario 1 [Member]
Temporary Equity [Line Items]
Issuance of stock related to IPO				50,000,000
Convertible preferred stock, automatic conversion, Scenario 1 [Member] | Minimum [Member]
Temporary Equity [Line Items]
Issuance price per share related to IPO				$ 17.48				$ 17.48
Convertible preferred stock, automatic conversion, Scenario2 [Member]
Temporary Equity [Line Items]
convertible preferred stock, conversion description				The consent of a majority of certain holders of the then outstanding preferred stock, voting together as a class, or, if earlier
Convertible preferred stock [Member]
Temporary Equity [Line Items]
Carrying value				57,497,000	29,647,000		22,722,000	57,497,000						22,722,000
Accreted during the period							10,999,000
Dividends declared				0
Convertible preferred stock [Member] | Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Number of preferred shares agreed to be issued												22,000,000
Number of preferred shares agreed to be issued, share price												$ 1.00
Stock issuance, shares issued										3,000,000	8,000,000
Stock issuance , price per share											$ 1.00
Derivative liability reclassified into preferred stock							(12,100,000)
Noncumulative dividends on preferred stock, per share				$ 0.036
Preferred Stock, Liquidation Preference Per Share				$ 0.45				$ 0.45
Convertible preferred stock [Member] | Series A Preferred Stock [Member] | Amunix Inc. [Member]
Temporary Equity [Line Items]
Number of preferred shares agreed to be issued												2,500,000
Number of preferred shares agreed to be issued, share price												$ 1.00
Stock issuance, shares issued												11,000,000
Convertible preferred stock [Member] | Series A Preferred Stock [Member] | Amunix Inc. [Member] | Options Held [Member]
Temporary Equity [Line Items]
Carrying value						0						0
Convertible preferred stock [Member] | Series A Preferred Stock [Member] | Modification [Member]
Temporary Equity [Line Items]
Carrying value		9,900,000																	22,000,000
Derivative liability reclassified into preferred stock		(12,100,000)
Liquidation preference per share		$ 0.45																	$ 1.00
Conversion ratio of convertible preferred stock		$ 5.17																	$ 11.50
Convertible preferred stock [Member] | Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issuance, shares issued		21,805,693											12,861,110
Stock issuance , price per share		$ 0.45											$ 0.45
Gross proceeds from issuance of stock		9,800,000											5,800,000
Convertible notes converted in to shares		10,238,444
Noncumulative dividends on preferred stock, per share				$ 0.036
Preferred Stock, Liquidation Preference Per Share				$ 0.45				$ 0.45
Convertible preferred stock [Member] | Series B Preferred Stock [Member] | Call Option [Member]
Temporary Equity [Line Items]
Expected volatility		71.00%
Expected term (in years)		1 year
Risk-free interest rate		0.28%
Derivative liability, fair value		1,400,000					349,000							349,000
Change in derivative liability recorded in other income (expense), net					88,000									1,000,000
Derivative liability reclassified into preferred stock					260,000
Convertible preferred stock [Member] | Series B Preferred Stock [Member] | Exercise of warrants [Member]
Temporary Equity [Line Items]
Stock issuance, shares issued													2,000,000
Stock issuance, value													900,000
Convertible preferred stock [Member] | Series B Preferred Stock [Member] | Principal [Member]
Temporary Equity [Line Items]
Amount of notes converted		4,500,000
Convertible preferred stock [Member] | Series B Preferred Stock [Member] | Accrued Interest [Member]
Temporary Equity [Line Items]
Amount of notes converted		107,300
Convertible preferred stock [Member] | Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issuance, shares issued				36,444,444											22,222,222	14,222,222
Stock issuance , price per share															$ 0.56	$ 0.56
Gross proceeds from issuance of stock															12,500,000	8,000,000
Stock issuance, value				19,301,000
Noncumulative dividends on preferred stock, per share				$ 0.045
Preferred Stock, Liquidation Preference Per Share				$ 0.56				$ 0.56
Convertible preferred stock [Member] | Series C Convertible Preferred Stock [Member] | Call Option [Member]
Temporary Equity [Line Items]
Expected volatility																56.00%
Expected term (in years)																6 months
Risk-free interest rate																0.11%
Derivative liability, fair value																990,000
Change in derivative liability recorded in other income (expense), net				864,000
Derivative liability reclassified into preferred stock				126,000
Convertible preferred stock [Member] | Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issuance, shares issued				17,777,777
Stock issuance, value				9,665,000
Shares authorized for issuance																	30,946,068
Convertible preferred stock [Member] | Series D Preferred Stock [Member] | Call Option [Member]
Temporary Equity [Line Items]
Expected volatility																	60.00%
Expected term (in years)																	3 months 18 days
Risk-free interest rate																	0.20%
Derivative liability, fair value				21,000				21,000									126,000
Change in derivative liability recorded in other income (expense), net				105,000
Convertible preferred stock [Member] | Series D-1 Preferred [Member]
Temporary Equity [Line Items]
Stock issuance, shares issued																	17,777,777
Stock issuance , price per share																	$ 0.56
Gross proceeds from issuance of stock																	10,000,000
Noncumulative dividends on preferred stock, per share				$ 0.045
Preferred Stock, Liquidation Preference Per Share				$ 0.56				$ 0.56
Convertible preferred stock [Member] | Series D-2 Preferred [Member]
Temporary Equity [Line Items]
Stock issuance, shares issued																		13,168,291
Stock issuance , price per share																		$ 0.76
Gross proceeds from issuance of stock																		$ 10,000,000